Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Basic and Diluted Earnings Per Share

	2018	2017	2016
	pence	pence	pence
Basic earnings per share	73.7	31.4	18.8

Diluted earnings per share	72.9	31.0	18.6

Schedule of Numbers of Shares Earnings Per Share

The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

	2018	2017	2016
Weighted average number of shares in issue	millions	millions	millions
Basic	4,914	4,886	4,860
Dilution for share options and awards	57	55	49

Diluted	4,971	4,941	4,909